Advances for vessel acquisitions and Vessels, net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accumulated Depreciation
Depreciation for the period	$ (2,024)
Net Book Value
Net Book Value at the beginning	45,728
Depreciation for the period	(2,024)
Net Book Value at the end	48,482	$ 45,728
Vessels
Vessel cost
Vessel cost at the beginning	46,082
Additions and improvements	378	42
Vessel cost at the end	46,460	46,082
Accumulated Depreciation
Accumulated depreciation at the beginning	(354)
Depreciation for the period	(2,024)
Accumulated depreciation at the end	(2,378)	(354)
Net Book Value
Net Book Value at the beginning	45,728
Additions and improvements	378	42
Depreciation for the period	(2,024)
Net Book Value at the end	$ 44,082	$ 45,728